Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Loss before income tax	$ (15,774)	$ (105,609)
Statutory income tax rates	23.00%	23.00%
Expected income tax recovery	$ (3,628)	$ (24,290)
Non-deductible costs	20,222	3,059
Non-deductible portion of capital losses	46	67
Deferred adjustments	0	18,404
Deferred tax benefits not recognized	(16,640)	(6,645)
Income tax (recovery) expense	$ 0	$ (9,405)